Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Debt investment funds	$ 225.2	$ 283.1
Equity investment funds	7.0	60.4
Other investment funds / insurance annuities	148.5	25.6
Other	14.8	8.1
Total	$ 395.5	$ 377.2
Debt investment funds, allocation percentage	57.00%	75.00%
Equity investment funds, allocation percentage	2.00%	16.00%
Other investment funds / insurance annuities, allocation percentage	37.00%	7.00%
Other, allocation percentage	4.00%	2.00%
Total, allocation percentage	100.00%	100.00%